Fair Value Measurements (Details) (USD $) In Millions	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010
Assets [Abstract]
Money market funds	$ 1,239	$ 1,030
Goodwill, long-term care pharmacy, carrying amount		19
Impairment charge	0	16
Deferred tax asset		6
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Interest rate swaps	63	44
Money market funds	1,239	1,030
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Interest rate swaps	0	0
Money market funds	1,239	1,030
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Interest rate swaps	63	44
Money market funds	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Interest rate swaps	0	0
Money market funds	0	0
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Goodwill, company's long-term care pharmacy, fair value		3
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Assets [Abstract]
Goodwill, company's long-term care pharmacy, fair value		0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Assets [Abstract]
Goodwill, company's long-term care pharmacy, fair value		0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Assets [Abstract]
Goodwill, company's long-term care pharmacy, fair value		$ 3